Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans		$ 3,365,077	$ 5,397,521
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[1]	421,408	427,497
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[2]		427,497
Bank of Huaxia [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[3]		1,424,988
Bank of Hangzhou [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[4]	561,877	712,495
Bank of Zheshang [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[5]	2,387,976	2,422,480
Deferred financing costs [Member]
Schedule of Short-Term Bank Loans [Line Items]
Deferred financing costs	[6]	$ (6,184)	$ (17,436)

[1]	On August 24, 2024, the Company entered into a new loan agreement with Bank of China to obtain a loan of $427,497 (or RMB 3,000,000) for the period from August 26, 2024 to September 26, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited. The Company is required to make quarterly interest payment with principal due at maturity. The Company repaid the loan on August 26, 2025. On September 22, 2025, the Company entered into a new loan agreement with Bank of China to obtain a loan of $421,408 (or RMB 3,000,000) for the period from September 22, 2025 to September 22, 2026 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited. The Company is required to make quarterly interest payment with principal due at maturity.
[2]	On March 18, 2024, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $284,998 (or RMB 2,000,000) of loan for the period from March 20, 2024 to March 19, 2025 with an annual interest rate of 5%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing, guaranteed the repayment of these loans. The Company repaid the loan on March 14, 2025. On March 11, 2025, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $284,998 (or RMB 2,000,000) of loan for the period from March 11, 2025 to September 10, 2025 with an annual interest rate of 5.0%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. The Company repaid the loan on September 15, 2025. On September 30, 2024, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $142,499 (or RMB 1,000,000) of loan for the period from September 30, 2024 to September 29, 2025 with an annual interest rate of 5.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. The Company repaid the loan on September 29, 2025.
[3]	On June 7, 2024, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $712,494 (or RMB 5,000,000) of loan for the period from June 17, 2024 to June 17, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited. The Company repaid the loan on June 17,2025. On September 25, 2024, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $712,494 (or RMB 5,000,000) of loan for the period from September 27, 2024 to September 27, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited. The Company repaid the loan on September 28,2025.
[4]	On May 17, 2024, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $284,998 (or RMB 2,000,000) for a term from May 23, 2024 to March 20, 2025 at a fixed annual interest rate of 4.2%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited. The Company repaid the loan on March 22, 2025 and May 5, 2025, respectively. On July 8, 2024, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $427,497 (or RMB 3,000,000) for a term from July 8, 2024 to Jan 4, 2025 at a fixed annual interest rate of 4.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. The Company repaid the loan on January 4, 2025. On January 8, 2025, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $421,408 (or RMB 3,000,000) for a term from January 8, 2025 to July 7, 2025 at a fixed annual interest rate of 4.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. The Company repaid the loan on July 7, 2025. On July 9, 2025, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $421,408 (or RMB 3,000,000) for a term from July 9, 2025 to July 8, 2026 at a fixed annual interest rate of 4.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with Mr. Nan Zhang, guaranteed the repayment of these loans. On September 12, 2025, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $140,469 (or RMB 1,000,000) for a term from September 12, 2025 to March 11, 2026 at a fixed annual interest rate of 4.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with Mr. Nan Zhang, guaranteed the repayment of these loans.
[5]	On April 24, 2024, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,211,240 (or RMB 8,500,000) for a term from April 24, 2024 to April 24, 2025 at a fixed annual interest rate of 4.3%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. Meanwhile, the Company provides pledge guarantee for this loan with the time deposit certificate. The Company repaid the loan on April 24, 2025. On August 30, 2024, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,211,240 (or RMB 8,500,000) for a term from August 30, 2024 to February 28, 2025 at a fixed annual interest rate of 4.3%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. Meanwhile, the Company provides pledge guarantee for this loan with the time deposit certificate.The Company repaid the loan on February 28, 2025. On March 13, 2025, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,193,988 (or RMB 8,500,000) for a term from March 13, 2025 to March 13, 2026 at a fixed annual interest rate of 4.5%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. Meanwhile, the Company provides pledge guarantee for this loan with the time deposit certificate. On May 23, 2025, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,193,988 (or RMB 8,500,000) for a term from May 23, 2025 to November 15, 2025 at a fixed annual interest rate of 3.38%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. Meanwhile, the Company provides pledge guarantee for this loan with the time deposit certificate.
[6]	In order to obtain the guarantees provided by the third-party guaranty company for the loans from banks, the Company incurred guarantee fees, which are deferred and presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loans and amortized to interest expense over the term of the associated loans.